Financial Instruments (Details) - Schedule of fair value measurement - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments (Details) - Schedule of fair value measurement [Line Items]
Beginning balance – assets:	$ 137
Transfers into level 3		137
Transfers out of level 3 to level 1	(137)
Ending balance – assets:		137
Beginning balance – liabilities:	3,793
Gains included in net loss	845
Transfers out of level 3	(845)
Issuance of convertible debt (Note 13)	4,670
Issuance of investor warrants (Note 14(a)		3,514
Issuance of Financing Facility (Note 14(b))		2,935
Total value	8,463	6,449
Financing Facility adjustments (Note 14(b)):
Fair value	(524)
Translation effect	(100)	(124)
Cash (partial) settlement		(673)
Converted to equity on settlement	(1,412)
Fair value adjustments:
TO1 Warrants (Note 14(a))	(14)	(1,727)
TO2 Warrants (Note 14(a))	(1,594)	(132)
Convertible debt (Note 13)	(681)
Debt conversion (Note 13)	(2,662)
Ending balance – liabilities	$ 1,476	$ 3,793